SUP-MULTI-0526

AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

Class A (Ticker: AEAXX); Class C (Ticker: AECXX); Advisor Class (Ticker: AEYXX); Class I (Ticker: AIEXX); Class 1 (Ticker: AGRXX); Class AB (Ticker: MYMXX); Institutional Class (Ticker: GMOXX)

AB EQUITY FUNDS (“Equity Funds”)

-	AB Growth Fund

Class A (Ticker: AGRFX); Class C (Ticker: AGRCX); Class I (Ticker: AGFIX); Advisor Class (Ticker: AGRYX)

-	AB Large Cap Growth Fund

Class A (Ticker: APGAX); Class C (Ticker: APGCX); Class I (Ticker: ALLIX); Advisor Class (Ticker: APGYX); Class Z (Ticker: APGZX)

-	AB Concentrated Growth Fund

Class A (Ticker: WPASX); Class C (Ticker: WPCSX); Class I (Ticker: WPSIX); Advisor Class (Ticker: WPSGX); Class Z (Ticker: WPSZX)

-	AB Discovery Growth Fund

Class A (Ticker: CHCLX); Class C (Ticker: CHCCX); Class I (Ticker: CHCIX); Advisor Class (Ticker: CHCYX); Class Z (Ticker: CHCZX)

-	AB Small Cap Growth Portfolio

Class A (Ticker: QUASX); Class C (Ticker: QUACX); Class I (Ticker: QUAIX); Advisor Class (Ticker: QUAYX); Class Z (Ticker: QUAZX)

-	AB Select US Equity Portfolio

Class A (Ticker: AUUAX); Class C (Ticker: AUUCX); Advisor Class (Ticker: AUUYX); Class I (Ticker: AUUIX)

-	AB Select US Long/Short Portfolio

Class A (Ticker: ASLAX); Class C (Ticker: ASCLX); Advisor Class (Ticker: ASYLX); Class I (Ticker: ASILX)

-	AB Sustainable Global Thematic Fund

Class A (Ticker: ALTFX); Class C (Ticker: ATECX); Class I (Ticker: AGTIX); Advisor Class (Ticker: ATEYX); Class Z (Ticker: ATEZX)

-	AB Sustainable International Thematic Fund

Class A (Ticker: AWPAX); Class C (Ticker: AWPCX); Class I (Ticker: AWPIX); Advisor Class (Ticker: AWPYX); Class Z (Ticker: AWPZX)

-	AB Global Core Equity Portfolio

Class A (Ticker: GCEAX); Class C (Ticker: GCECX); Advisor Class (Ticker: GCEYX)

-	AB International Growth Portfolio

Class A (Ticker: CIAGX); Class C (Ticker: CICGX); Advisor Class (Ticker: CIGYX)

AB ACTIVE ETFs (“AB ETFs”)

-	AB California Intermediate Municipal ETF

(Ticker: CAM)

-	AB Conservative Buffer ETF

(Ticker: BUFC)

-	AB Core Bond ETF

(Ticker: CORB)

-	AB Core Plus Bond ETF

(Ticker: CPLS)

-	AB Corporate Bond ETF

(Ticker: EYEG)

-	AB Disruptors ETF

(Ticker: FWD)

-	AB Emerging Markets Opportunities ETF

(Ticker: EMOP)

-	AB High Yield ETF

(Ticker: HYFI)

-	AB International Buffer ETF

(Ticker: BUFI)

-	AB International Low Volatility Equity ETF

(Ticker: ILOW)

-	AB International Growth ETF

(Ticker: IGGY)

-	AB Moderate Buffer ETF

(Ticker: BUFM)

-	AB New York Intermediate Municipal ETF

(Ticker: NYM)

-	AB Short Duration High Yield ETF

(Ticker: SYFI)

-	AB Short Duration Income ETF

(Ticker: SDFI)

-	AB Tax-Aware Intermediate Municipal ETF

(Ticker: TAFM)

-	AB Tax-Aware Long Municipal ETF

(Ticker: TAFL)

-	AB Tax-Aware Short Duration Municipal ETF

(Ticker: TAFI)

- AB Ultra Short Income ETF

(Ticker: YEAR)

- AB US Equity ETF

(Ticker: XCHG)

-	AB US High Dividend ETF

(Ticker: HIDV)

-	AB US Large Cap Strategic Equities ETF

(Ticker: LRGC)

-	AB US Low Volatility Equity ETF

(Ticker: LOWV)

AB CORPORATE SHARES (“Corporate Shares”)

-	AB Corporate Income Shares

(Ticker: ACISX)

-	AB Impact Municipal Income Shares

(Ticker: ABIMX)

-	AB Municipal Income Shares

(Ticker: MISHX)

-	AB Municipal Income Shares C

(Ticker: MICAX)

-	AB Municipal Income Shares N

(Ticker: MISNX)

-	AB Taxable Multi-Sector Income Shares

(Ticker: CSHTX)

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

Class A (Ticker: ABAEX); Class C (Ticker: ABCEX); Advisor Class (Ticker: ABYEX); Class I (Ticker: ABIEX)

AB VARIABLE PRODUCTS SERIES FUND, INC. (“AVP”)

-	Large Cap Growth Portfolio

Class A; Class B

-	Relative Value Portfolio

Class A; Class B

-	Sustainable Global Thematic Portfolio

Class A; Class B

-	Small Cap Growth Portfolio

Class A; Class B

-	International Value Portfolio

Class A; Class B

-	Discovery Value Portfolio

Class A; Class B

-	Balanced Hedged Allocation Portfolio

Class A; Class B

-	Dynamic Asset Allocation Portfolio

Class A; Class B

AB VALUE FUNDS (“Value Funds”)

-	AB Large Cap Value Fund

Class A (Ticker: ABVAX); Class C (Ticker: ABVCX); Class I (Ticker: ABVIX); Advisor Class (Ticker: ABVYX); Class Z (Ticker: ABVZX)

-	AB Discovery Value Fund

Class A (Ticker: ABASX); Class C (Ticker: ABCSX); Class I (Ticker: ABSIX); Advisor Class (Ticker: ABYSX); Class Z (Ticker: ABSZX)

-	AB Relative Value Fund

Class A (Ticker: CABDX); Class C (Ticker: CBBCX); Class I (Ticker: CBBIX); Advisor Class (Ticker: CBBYX); Class Z (Ticker: CBBZX)

-	AB Equity Income Fund

Class A (Ticker: AUIAX); Class C (Ticker: AUICX); Class I (Ticker: AUIIX); Advisor Class (Ticker: AUIYX); Class Z (Ticker: AUIZX)

AB BOND FUNDS (“Bond Funds”)

-	AB Income Fund

Class A (Ticker: AKGAX); Class C (Ticker: AKGCX); Advisor Class (Ticker: ACGYX); Class Z (Ticker: ACGZX)

-	AB Tax-Aware Fixed Income Opportunities Portfolio

Class A (Ticker: ATTAX); Class C (Ticker: ATCCX); Advisor Class (Ticker: ATTYX)

-	AB Sustainable Thematic Credit Portfolio

Class A (Ticker: STHAX); Advisor Class (Ticker: STHYX)

-	AB High Income Fund

Class A (Ticker: AGDAX); Class C (Ticker: AGDCX); Advisor Class (Ticker: AGDYX); Class I (Ticker: AGDIX); Class Z (Ticker: AGDZX)

-	AB Global Bond Fund

Class A (Ticker: ANAGX); Class C (Ticker: ANACX); Advisor Class (Ticker: ANAYX); Class I (Ticker: ANAIX); Class Z (Ticker: ANAZX)

AB INFLATION STRATEGIES (“Inflation Strategies”)

-	AB Bond Inflation Strategy

Class A (Ticker: ABNAX); Class C (Ticker: ABNCX); Class I (Ticker: ANBIX); Advisor Class (Ticker: ABNYX); Class 1 (Ticker: ABNOX); Class 2 (Ticker: ABNTX); Class Z (Ticker: ABNZX)

-	AB Municipal Bond Inflation Strategy

Class A (Ticker: AUNAX); Class C (Ticker: AUNCX); Advisor Class (Ticker: AUNYX); Class 1 (Ticker: AUNOX); Class 2 (Ticker: AUNTX)

-	AB All Market Real Return Portfolio

Class A (Ticker: AMTAX); Class C (Ticker: ACMTX); Advisor Class (Ticker: AMTYX); Class 1 (Ticker: AMTOX); Class Z (Ticker: AMTZX)

AB WEALTH STRATEGIES (“Wealth Strategies”)

- AB Wealth Appreciation Strategy

Class A (Ticker: AWAAX); Class C (Ticker: AWACX); Advisor Class (Ticker: AWAYX)

-	AB All Market Total Return Portfolio

Class A (Ticker: ABWAX); Class C (Ticker: ABWCX); Class I (Ticker: ABWIX); Advisor Class (Ticker: ABWYX)

-	AB Sustainable Thematic Balanced Portfolio

Class A (Ticker: ABPAX); Class C (Ticker: ABPCX); Class I (Ticker: APWIX); Advisor Class (Ticker: ABPYX); Class Z (Ticker: ABPZX)

-	AB Tax-Managed Wealth Appreciation Strategy

Class A (Ticker: ATWAX); Class C (Ticker: ATWCX); Advisor Class (Ticker: ATWYX)

-	AB International Value Fund

Class A (Ticker: ABIAX); Class C (Ticker: ABICX); Class I (Ticker: AIVIX); Advisor Class (Ticker: ABIYX)

-	AB Core Opportunities Fund

Class A (Ticker: ADGAX); Class C (Ticker: ADGCX); Class I (Ticker: ADGIX); Advisor Class (Ticker: ADGYX); Class Z (Ticker: ADGZX)

-	AB Global Risk Allocation Fund

Class A (Ticker: CABNX); Class C (Ticker: CBACX); Class I (Ticker: CABIX); Advisor Class (Ticker: CBSYX)

-	AB Small Cap Value Portfolio

Class A (Ticker: SCAVX); Class C (Ticker: SCCVX); Advisor Class (Ticker: SCYVX)

-	AB All China Equity Portfolio

Class A (Ticker: ACEAX); Advisor Class (Ticker: ACEYX)

-	AB Mid Cap Value Portfolio

Class Z (Ticker: ABMVX)

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

-	AB National Portfolio

Class A (Ticker: ALTHX); Class C (Ticker: ALNCX); Advisor Class (Ticker: ALTVX)

-	AB High Income Municipal Portfolio

Class A (Ticker: ABTHX); Class C (Ticker: ABTFX); Advisor Class (Ticker: ABTYX); Class Z (Ticker: ABTZX)

-	AB California Portfolio

Class A (Ticker: ALCAX); Class C (Ticker: ACACX); Advisor Class (Ticker: ALCVX)

-	AB Massachusetts Portfolio

Class A (Ticker: AMAAX); Class C (Ticker: AMACX); Advisor Class (Ticker: AMAYX)

-	AB New York Portfolio

Class A (Ticker: ALNYX); Class C (Ticker: ANYCX); Advisor Class (Ticker: ALNVX)

-	AB Virginia Portfolio

Class A (Ticker: AVAAX); Class C (Ticker: AVACX); Advisor Class (Ticker: AVAYX)

SANFORD C. BERNSTEIN FUND, INC. (“SCB Funds”)

-	Diversified Municipal Portfolio

Class A (Ticker: AIDAX); Class C (Ticker: AIMCX); Diversified Municipal Class (Ticker: SNDPX); Advisor Class (Ticker: AIDYX); Class Z (Ticker: AIDZX)

-	AB Core Bond Portfolio

Core Bond Class (Ticker: SNIDX); Class Z (Ticker: IDPZX)

-	Overlay A Portfolio

Class 1 (Ticker: SAOOX); Class 2 (Ticker: SAOTX)

-	Tax-Aware Overlay A Portfolio

Class 1 (Ticker: SATOX); Class 2 (Ticker: SATTX)

-	Overlay B Portfolio

Class 1 (Ticker: SBOOX); Class 2 (Ticker: SBOTX)

-	Tax-Aware Overlay B Portfolio

Class 1 (Ticker: SBTOX); Class 2 (Ticker: SBTTX)

AB INSTITUTIONAL FUNDS (“Institutional Funds”)

-	AB Global Real Estate Investment Fund II

(Class I–ARIIX)

BERNSTEIN	FUND, INC. (“Bernstein Funds”)
-	International Strategic Equities Portfolio

SCB Class (Ticker: STESX); Advisor Class (Ticker: STEYX); Class Z (Ticker: STEZX)

-	International Small Cap Portfolio

SCB Class (Ticker: IRCSX); Advisor Class (Ticker: IRCYX); Class Z (Ticker: IRCZX)

-	Small Cap Core Portfolio

SCB Class (Ticker: SCRSX); Advisor Class (Ticker: SCRYX); Class Z (Ticker: SCRZX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated May 8, 2026 to the following Prospectuses (each, a “Prospectus”), as amended:

Prospectus	Date
Government Money Market	August 29, 2025
Equity Funds: AB Growth Fund, AB Large Cap Growth Fund, AB Concentrated Growth Fund, AB Discovery Growth Fund, AB Small Cap Growth Fund, AB Select US Equity Portfolio, AB Select US/Long Short Portfolio, AB Sustainable Global Thematic Fund, AB Sustainable International Thematic Fund, AB Global Core Equity Portfolio	October 31, 2025
Equity Funds: AB International Growth Portfolio	October 31, 2025, as revised January 9, 2026
Municipal Portfolios	September 30, 2025
AB ETFs: AB California Intermediate Municipal ETF, AB Conservative Buffer ETF, AB Core Bond ETF, AB Core Plus Bond ETF, AB Corporate Bond ETF, AB Disruptors ETF, AB High Yield ETF, AB International Buffer ETF, AB International Low Volatility Equity ETF, AB International Growth ETF, AB Moderate Buffer ETF, AB New York Intermediate Municipal ETF, AB Short Duration High Yield ETF, AB Short Duration Income ETF, AB Tax-Aware Intermediate Municipal ETF, AB Tax-Aware Long Municipal ETF, AB Tax-Aware Short Duration Municipal ETF, AB Ultra Short Income ETF, AB US High Dividend ETF, AB US Large Cap Strategic Equities ETF, AB US Low Volatility Equity ETF	March 31, 2026
AB ETFs: AB Emerging Markets Opportunities ETF	May 31, 2025, as revised January 26, 2026
AB ETFs: AB US Equity ETF	October 25, 2025, as revised December 15, 2025
Bond Funds: AB Tax-Aware Fixed Income Opportunities Portfolio, AB Sustainable Thematic Credit Portfolio, AB High Income Fund, AB Global Bond Fund	January 29, 2026
Bond Funds: AB Income Fund	January 29, 2026, as revised April 6, 2026
Corporate Shares: AB Corporate Income Shares, AB Impact Municipal Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares	August 29, 2025
Corporate Shares: AB Municipal Income Shares C and AB Municipal Income Shares N	January 27, 2026

Prospectus	Date
EMMA	July 31, 2025
AVP	May 1, 2026
Value Funds	February 28, 2026
Inflation Strategies	January 31, 2026
Wealth Strategies	December 31, 2025, as revised January 7, 2026
SCB Funds	January 31, 2026
Institutional Funds	January 31, 2026
Bernstein Funds	January 31, 2026

*  *  *  *  *

On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), the owner of AllianceBernstein L.P. (the “Adviser”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company (the “Transaction”).

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a registered investment company, such as the Funds, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between each Fund and the Adviser.

In anticipation of the closing of the Transaction and in order to ensure that the existing investment advisory services can continue uninterrupted following the Transaction, the Adviser recommended that the Board of Directors/Trustees of each Fund (each, a “Board” and collectively, the “Boards”) consider and approve the new investment advisory agreements (“New Agreements”), as well as interim advisory agreements (“Interim Agreements”), to be effective in the event that stockholder approval of a New Agreement is not obtained as of the date of the Transaction.

At in-person meetings of the Boards held on May 5-7, 2026, the Boards voted unanimously to (i) approve the New Agreements and Interim Agreements for each Fund with the Adviser, the terms and conditions of which will be identical to those of the existing investment advisory agreements in all material respects, and (ii) recommend that each Fund’s stockholders approve the New Agreements.

Approval of the New Agreements will be submitted for consideration and approval by stockholders of each Fund at an upcoming meeting of stockholders (the “Meeting”). In addition to the proposal seeking approval of the New Agreement, stockholders of each Fund will be asked at the Meeting to consider and vote upon the election of Directors/Trustees of the Fund.

*  *  *  *  *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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